INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE (BENEFIT)

The Company did not have expected tax expense (benefit) at the U.S. statutory rate 21% to the actual tax expense (benefit) reflected in the accompanying statement of operations:

	Year Ended December 31,
	2024	2023

U.S. federal statutory rate	$(946,354)	(2,085,850)
State tax benefit net of federal benefit	(243,330)	(557,568)
Change in valuation allowance	1,358,776	2,496,515
True-Up & Deferred Adjustment	(32,683)	(73,814)
Other permanent items	(119,803)	209,444
Change in tax rate	(16,606)	11,273
Income tax provision/(benefit)	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

As of December 31, 2024 and 2023, the Company’s deferred tax assets and liabilities consisted of the effects of temporary differences attributable to the following:

	Year Ended December 31,
	2024	2023
Deferred tax assets:
NOL carryforward	$3,129,808	$2,449,401
Intangible assets	1,958,875	1,995,960
Warrant liability	498,740	-
Interest expense	227,272	-
ASC 842 - Lease Accounting	89,309	65,172
Charitable contributions	30,336	3,586
UNICAP 263a Adjustment	(3,823)	53,284
Allowances	7,485	-
Total deferred tax assets	5,938,002	4,567,403

Deferred tax liabilities:
Net book value of fixed assets	(32,905)	(21,083)
Total deferred tax liabilities	(32,905)	(21,083)

Net deferred tax assets	5,905,097	4,546,320
Valuation allowance	(5,905,097)	(4,546,320)
Net deferred tax assets	$-	$-